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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended        JUNE 30, 2005
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GENERAL ATLANTIC LLC
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Address:     3 PICKWICK PLAZA
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             GREENWICH, CT 06830
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Form 13F File Number:  028-03473
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        THOMAS J. MURPHY
             ----------------------------------
Title:       CHIEF FINANCIAL OFFICER
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Phone:       (203) 629-8600
             ----------------------------------

Signature, Place, and Date of Signing:


   /s/ Thomas J. Murphy               Greenwich, CT           August 12, 2005
----------------------------    ------------------------     -----------------
        [Signature]                   [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                ------------------

Form 13F Information Table Entry Total:                      10
                                                ------------------

Form 13F Information Table Value Total:            $  1,203,281
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                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

     NONE



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
                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  -------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
ARCHIPELAGO
HOLDINGS, INC.         COM       03957A104    404,009   10,380,505   SH           SOLE                 10,380,505
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BOTTOMLINE
TECHNOLOGIES
(DE), INC.             COM       101388106     43,274    2,890,700   SH           SOLE                  2,890,700
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ECLIPSYS
CORPORATION            COM       278856109    108,966    7,744,556   SH           SOLE                  7,744,556
----------------------------------------------------------------------------------------------------------------------------------
HEWITT
ASSOCIATES INC.        COM       42822Q100    259,121    9,774,477   SH           SOLE                  9,774,477
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OPEN TEXT
CORPORATION            COM       683715106     42,405    2,994,713   SH           SOLE                  2,994,713
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POWERDSINE             COM       M41415106     47,824    4,782,387   SH           SOLE                  4,782,387
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PROXYMED, INC.         COM       744290305     26,513    3,381,802   SH           SOLE                  3,381,802
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S1 CORPORATION         COM       78463B101     13,168    2,795,740   SH           SOLE                  2,795,740
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SRA
INTERNATIONAL,
INC.                   COM       78464R105     68,582    1,975,290   SH           SOLE                  1,975,290
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SSA GLOBAL
TECHNOLOGIES           COM       78465P108    189,419   15,784,943   SH           SOLE                 15,784,943
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



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